Consolidated statement of changes in shareholders' equity - USD ($) $ in Millions		Shareholders' equity - Group share	Common shares issued	Paid-in surplus and retained earnings	Currency translation adjustment	Treasury shares	Non-controlling interests	Total
Equity as of the beginning of the period at Dec. 31, 2014		$ 90,330	$ 7,518	$ 94,646	$ (7,480)	$ (4,354)	$ 3,201	$ 93,531
Common shares issued as of the beginning of the period at Dec. 31, 2014			2,385,267,525			(109,361,413)
Net income		5,087		5,087			(301)	4,786
Other comprehensive income		(4,454)		185	(4,639)		(81)	(4,535)
Comprehensive income		633		5,272	(4,639)		(382)	251
Dividend		(6,303)		(6,303)			(100)	(6,403)
Issuance of common shares		2,311	$ 152	2,159				2,311
Issuance of common shares (in shares)			54,790,358
Purchase of treasury shares		(237)				$ (237)		(237)
Purchase of treasury shares (in shares)						(4,711,935)
Sale of treasury shares	[1]			(6)		$ 6
Sale of treasury shares (in shares)	[1]					105,590
Share-based payments		101		101				101
Issuance of perpetual subordinated notes		5,616		5,616				5,616
Payments on perpetual subordinated notes		(114)		(114)				(114)
Other operations with non-controlling interests		23		23			64	87
Other items		134		134			132	266
Equity as of the end of the period at Dec. 31, 2015		92,494	$ 7,670	101,528	(12,119)	$ (4,585)	2,915	95,409
Common shares issued as of the end of the period at Dec. 31, 2015			2,440,057,883			(113,967,758)
Net income		6,196		6,196			10	6,206
Other comprehensive income		(1,860)		(108)	(1,752)		1	(1,859)
Comprehensive income		4,336		6,088	(1,752)		11	4,347
Dividend		(6,512)		(6,512)			(93)	(6,605)
Issuance of common shares		3,804	$ 251	3,553				3,804
Issuance of common shares (in shares)			90,639,247
Sale of treasury shares	[1]			(163)		$ 163
Sale of treasury shares (in shares)	[1]					3,048,668
Share-based payments		112		112				112
Share cancellation			$ (317)	(3,505)		$ 3,822
Share cancellation (in shares)			(100,331,268)			100,331,268
Issuance of perpetual subordinated notes		4,711		4,711				4,711
Payments on perpetual subordinated notes		(203)		(203)				(203)
Other operations with non-controlling interests		(98)		(98)			(43)	(141)
Other items		36		36			104	140
Equity as of the end of the period at Dec. 31, 2016		98,680	$ 7,604	105,547	(13,871)	$ (600)	2,894	101,574
Common shares issued as of the end of the period at Dec. 31, 2016			2,430,365,862			(10,587,822)
Net income		8,631		8,631			(332)	8,299
Other comprehensive income		6,681		718	5,963		44	6,725
Comprehensive income		15,312		9,349	5,963		(288)	15,024
Dividend		(6,992)		(6,992)			(141)	(7,133)
Issuance of common shares		4,709	$ 278	4,431				4,709
Issuance of common shares (in shares)			98,623,754
Sale of treasury shares	[1]			(142)		$ 142
Sale of treasury shares (in shares)	[1]					2,211,066
Share-based payments		151		151				151
Payments on perpetual subordinated notes		(302)		(302)				(302)
Other operations with non-controlling interests		(8)		(8)			4	(4)
Other items		6		6			12	18
Equity as of the end of the period at Dec. 31, 2017		$ 111,556	$ 7,882	$ 112,040	$ (7,908)	$ (458)	$ 2,481	$ 114,037
Common shares issued as of the end of the period at Dec. 31, 2017			2,528,989,616			(8,376,756)

[1]	Treasury shares related to the restricted stock grants.